Property and equipment, net	12 Months Ended
Dec. 31, 2023
Property and equipment, net
Property and equipment, net
7.	Property and equipment, net

	As of December 31,
	2022	2023
	RMB	RMB
Cost:
Buildings	15,876,665	17,786,267
Furniture, fixtures and equipment	3,377,876	3,425,655
Leasehold improvements	1,279,585	1,436,468
Motor vehicles	29,593	31,830
Software	141,602	118,942
Construction in progress	1,484,264	1,103,901

Sub-total	22,189,585	23,903,063
Less: Accumulated depreciation	(5,358,117)	(6,399,161)
Less: Accumulated impairment	(605,879)	(621,802)

Property and equipment, net	16,225,589	16,882,100

Depreciation expenses charged were RMB1,097.0 million, RMB1,231.3 million and RMB1,299.4 million for the years ended December 31, 2021, 2022 and 2023, respectively.
During the year ended December 31, 2022, the Group identified impairment indicator for its leasehold improvements and furniture related to offline shops due to their declining performance and recognized an impairment loss of RMB111,726, and impairment indicator for its transit warehouses due to their declining utilization rate and recognized an impairment loss of RMB127,576.
During the year ended December 31, 2023, the Group identified impairment indicator for its leasehold improvements and furniture related to offline shops and city outlets due to their declining performance and recognized an impairment loss of RMB20,584 related to leasehold improvement and RMB 135,657 related to ROU assets as disclosed in Note 1
5
.